UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)

M.T.G. Graye
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

ITEM 1.                      REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim High Yield Bond Portfolio

Semi-Annual Report

June 30, 2009

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. (the “Fund”).  Such offering is made only by the prospectus(es) of the Fund, which include details as to offering price and other information.

MAXIM SERIES FUND, INC.

Maxim High Yield Bond Portfolio

MAXIM SERIES FUND, INC.

MAXIM HIGH YIELD BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2009
UNAUDITED

ASSETS:
Investments in securities, market value (including $3,137,076 of securities on loan) (1)	$75,704,572
Cash	607,762
Interest receivable	1,970,241
Subscriptions receivable	76,401
Receivable for investments sold	1,500,178

Total assets	79,859,154

LIABILITIES:
Due to investment adviser	74,763
Payable upon return of securities loaned	3,199,949
Redemptions payable	91,853
Payable for investments purchased	1,196,780

Total liabilities	4,563,345

NET ASSETS	$75,295,809

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$1,132,545
Additional paid-in capital	111,019,325
Net unrealized depreciation on investments	(17,900,418)
Undistributed net investment income	181,672
Accumulated net realized loss on investments	(19,137,315)

NET ASSETS	$75,295,809

NET ASSET VALUE PER OUTSTANDING SHARE	$6.65
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	115,000,000
Outstanding	11,325,454

(1) Cost of investments in securities:	$93,604,990

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM HIGH YIELD BOND PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2009
UNAUDITED

INVESTMENT INCOME:
Interest	$4,884,999
Dividends	32,087
Income from securities lending	6,320

Total income	4,923,406

EXPENSES:
Management fees	377,453

NET INVESTMENT INCOME	4,545,953

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(7,557,854)
Change in net unrealized depreciation on investments	20,118,904

Net realized and unrealized gain on investments	12,561,050

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,107,003

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM HIGH YIELD BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2009 AND YEAR ENDED DECEMBER 31, 2008

	2009	2008
	UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$4,545,953	$10,981,012
Net realized loss on investments	(7,557,854)	(10,798,751)
Change in net unrealized depreciation on investments	20,118,904	(28,619,194)

Net increase (decrease) in net assets resulting from operations	17,107,003	(28,436,933)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,364,281)	(11,174,676)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	13,718,592	57,677,887
Reinvestment of distributions	4,364,281	11,174,676
Redemptions of shares	(19,987,528)	(139,175,408)

Net decrease in net assets resulting from share transactions	(1,904,655)	(70,322,845)

Total increase (decrease) in net assets	10,838,067	(109,934,454)

NET ASSETS:
Beginning of period	64,457,742	174,392,196

End of period (1)	$75,295,809	$64,457,742
	0	0
OTHER INFORMATION:

SHARES:
Sold	2,270,262	7,048,726
Issued in reinvestment of distributions	659,257	1,627,376
Redeemed	(3,227,127)	(15,235,780)

Net decrease	(297,608)	(6,559,678)

(1) Including undistributed net investment income	$181,672	0

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM HIGH YIELD BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the period indicated is as follows:

	Six Months Ended		Year Ended December 31,
	June 30, 2009		2008	2007	2006	2005	2004
	UNAUDITED

Net Asset Value, Beginning of Period	$5.55		$9.59	$10.34	$10.05	$10.56	$10.54

Income from Investment Operations

Net investment income	0.43		1.11	0.76	0.70	0.66	0.71
Net realized and unrealized gain (loss)	1.08		(4.03)	(0.72)	0.29	(0.39)	0.24

Total Income (Loss) From
Investment Operations	1.51		(2.92)	0.04	0.99	0.27	0.95

Less Distributions

From net investment income	(0.41)		(1.12)	(0.75)	(0.70)	(0.66)	(0.71)
From net realized gains	0.00		0.00	(0.04)	0.00	(0.12)	(0.22)

Total Distributions	(0.41)		(1.12)	(0.79)	(0.70)	(0.78)	(0.93)

Net Asset Value, End of Period	$6.65		$5.55	$9.59	$10.34	$10.05	$10.56

Total Return ±	27.01%	^	(32.37%)	0.19%	10.12%	2.61%	9.36%

Net Assets, End of Period ($000)	$75,296		$64,458	$174,392	$162,285	$130,175	$118,015

Ratio of Expenses to Average Net Assets	1.10%	*	1.10%	1.10%	1.10%	1.10%	1.10%

Ratio of Net Investment Income to Average Net Assets	13.24%	*	9.59%	7.50%	6.86%	6.50%	6.10%

Portfolio Turnover Rate	53.59%	^	83.22%	73.83%	80.70%	50.80%	179.98%

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM HIGH YIELD BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2009
UNAUDITED

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company.  The Fund presently consists of forty-eight portfolios.  Interests in the Maxim High Yield Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund.  The investment objective of the Portfolio is to seek to obtain high current income with capital appreciation as a secondary objective when consistent with the primary objective.  The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services.  The Portfolio is also available as an investment option for asset allocation portfolios that are a series of the Fund and college saving programs.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.  The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange.  If the closing price is not available, the current bid will be used.  Foreign exchange rates are determined by utilizing the New York closing rates.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157).  FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of June 30, 2009, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1		Level 2	Level 3	Total
Assets
Bonds	$		$68,893,209	$3,016,699	$71,909,908
Preferred stock			589,383	4,004	593,387
Common Stock		1,032		296	1,328
Short-term investments		3,199,949			3,199,949
Total		$3,200,981	$69,482,592	$3,020,999	$75,704,572

The following is a reconciliation of change in Level 3 assets during the six months ended June 30, 2009:

Description	Bonds	Common Stocks	Preferred Stocks	Total
Beginning Balance, January 1, 2009	$2,608,422	$-	$54,000	$2,662,422
Total realized gain (or losses)	(1,392,006)	-	-	(1,392,006)
Total unrealized gain (or losses)	2,803,585	(5)	(10,996)	2,792,584
Purchases, sales and corporate actions	(1,003,302)	301	4,004	(998,997)
Transfers into (out of) Level 3	-	-	(43,004)	(43,004)
Ending Balance, June 30, 2009	$3,016,699	$296	$4,004	$3,020,999

Restricted and Illiquid Securities

The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.  Aggregate cost, fair value and percent of net assets of these restricted securities held at June 30, 2009 were $23,194,179, $20,874,975 and 27.72%, respectively.

The Portfolio may own certain investment securities that have been deemed “illiquid” because no quoted market exists.  These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.  It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term and the difference could be material.  Aggregate cost, fair value and percent of net assets of these illiquid securities held at June 30, 2009 were $9,128,086, $2,576,107 and 3.42%, respectively.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars.  Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate.  Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Dividends

Dividends from net investment income of the Portfolio are declared and paid semi-annually.  Income dividends are reinvested in additional shares at net asset value.  Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date).  The cost of investments sold is determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its investment company taxable net income, including realized gain not offset by capital loss carryforwards, if any, to its shareholders.  Management has concluded that the Portfolio has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of Financial Accounting Standards Board Interpretation No. 48.  Accordingly, no provision for federal income or excise taxes has been made.  The Portfolio files income tax returns in the U.S. federal jurisdiction and Colorado.  No federal income tax returns are currently under examination.  The statute of limitations on the Portfolio’s federal tax return filings remains open for the years ended December 31, 2005 through December 31, 2008.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A).  As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.10% of the average daily net assets of the Portfolio.   The management fee encompasses fund operation expenses.

GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio.  FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

As of June 30, 2009, there were forty-eight Portfolios of the Fund for which the Directors served as Directors.  The total compensation paid to the independent directors with respect to all portfolios for which they serve as Directors was $114,500 for the six months ended June 30, 2009. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries.  No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES AND SALES OF INVESTMENT SECURITIES

For the six months ended June 30, 2009, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $34,972,435 and $36,543,227, respectively.  For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2009, the U.S. Federal income tax cost basis was $94,093,284.  The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $3,919,039 and gross depreciation of securities in which there was an excess of tax cost over value of $22,307,751 resulting in net depreciation of $18,388,712.

5.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian.  Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions.  In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest.  Cash collateral is invested in securities approved by the Board of Directors.  On the Statement of Assets and Liabilities the security purchased with cash collateral is included in “Investments in securities”, while the corresponding liability appears as “Payable upon return of securities loaned.”  As of June 30, 2009 the Portfolio had securities on loan valued at $3,137,076 and received collateral of $3,199,949 for such loan which was invested in a repurchase agreement collateralized by U.S. Government or U.S. Government Agency securities.  The Portfolio also continues to receive interest or dividends on the securities loaned.  The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

6.	DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes.  The character of dividends and distributions made during the fiscal year from net investment income and or realized gains may differ from their ultimate characterization for federal income tax purposes.  Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

The Portfolio’s tax capital gains and losses are determined only at the end of each fiscal year.

7.	SUBSEQUENT EVENTS

On August 11, 2009, the Board of Directors approved a name change to be effective August 13, 2009.  The Maxim High Yield Bond Portfolio’s name changed to Maxim Putnam High Yield Bond Portfolio.

Management has reviewed all other events subsequent to the balance sheet date, including the estimates inherent in the process of preparing these financial statements, through the issuance date of the financial statements. Other than the item mentioned above, there is no additional evidence regarding the conditions that existed at the balance sheet date.

Maxim Series Fund, Inc.

Summary of Investments by Moody's Rating

Maxim High Yield Bond Portfolio
June 30, 2009
Unaudited

		% of Portfolio
Moody's Rating	Value ($)	Investments
AA	344,875	0.46%
A	552,557	0.73%
BAA	1,273,944	1.68%
BA	11,345,552	14.99%
B	24,304,045	32.10%
C	27,965,900	36.95%
Withdrawn Rating	3,205,990	4.23%
Not Rated	2,917,045	3.85%
Common Stock	1,328	0.00%
Preferred Stock	593,387	0.78%
Short Term Investments*	3,199,949	4.23%
	$75,704,572	100.00%

* Includes Securities Lending Collateral

MAXIM SERIES FUND, INC.

MAXIM HIGH YIELD BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2009
UNAUDITED

BONDS

Par Value ($)		Value ($)

Aerospace & Defense --- 1.89%
1,075,000	DAE Aviation Holdings Inc *	623,500
	11.25% August 1, 2015
872,000	Hawker Beechcraft Acquisition Co LLC	366,240
	8.88% April 1, 2015
320,000	Hawker Beechcraft Acquisition Co LLC	164,800
	8.50% April 1, 2015
195,000	L-3 Communications Corp	176,963
	6.38% October 15, 2015
105,000	L-3 Communications Corp	93,187
	5.88% January 15, 2015
		$1,424,690

Airlines --- 1.88%
420,000	Continental Airlines Inc	298,200
	7.34% April 19, 2014
343,896	Delta Air Lines Inc	220,094
	8.95% August 10, 2014
320,000	Delta Air Lines Inc †	268,800
	7.71% September 18, 2011
500,000	United Air Lines Inc	296,041
	11.76% February 1, 2014
334,946	United Air Lines Inc	331,596
	8.03% July 1, 2011
		$1,414,731

Auto Parts & Equipment --- 0.93%
730,403	Allison Transmission Inc §	581,844
	3.39% August 7, 2014
50,000	Allison Transmission Inc *	35,000
	11.25% November 1, 2015
140,000	Keystone Automotive Operations Inc	46,200
	9.75% November 1, 2013
603,000	Visteon Corp ‡ §§	18,090
	8.25% August 1, 2010
555,000	Visteon Corp * ‡ §§	19,425
	12.25% December 31, 2016
		$700,559

Automobiles --- 0.35%
1,280,000	General Motors Corp ‡ §§	163,200
	8.38% July 15, 2033
780,000	General Motors Corp † ‡ §§	97,500
	7.20% January 15, 2011
		$260,700

Banks --- 0.57%
375,000	Wells Fargo Capital XIII §	311,250
	7.70% Perpetual
120,000	Wells Fargo Capital XV §	116,100
	9.75% Perpetual
		$427,350

Broadcast/Media --- 4.01%
280,000	Affinion Group Inc *	259,000
	10.13% October 15, 2013
907,000	CCH I LLC ‡ §§ ~	108,290
	11.00% October 1, 2015
342,000	CCH II LLC † ‡ §§ ~	359,100
	10.25% October 1, 2013
160,000	Charter Communications Holdings LLC ‡ §§ ~	480
	11.75% May 15, 2011
155,000	Charter Communications Holdings LLC ‡ §§ ~	2,325
	12.13% January 15, 2012
735,000	Charter Communications Operating LLC * ‡ §§ ~	760,725
	10.88% September 15, 2014
40,000	CMP Susquehanna Corp *	17,172
	1.47% May 15, 2014
220,000	CSC Holdings Inc	212,300
	6.75% April 15, 2012
240,000	CSC Holdings Inc *	235,800
	8.50% June 15, 2015
140,000	DirecTV Holdings LLC	140,350
	8.38% March 15, 2013
65,000	DISH DBS Corp	61,913
	7.75% May 31, 2015
190,000	DISH DBS Corp	175,275
	6.63% October 1, 2014
110,000	Univision Communications Inc	108,350
	7.85% July 15, 2011
375,000	Univision Communications Inc Class A *	348,750
	12.00% July 1, 2014
140,000	UPC Holding BV *	133,175
	9.88% April 15, 2018
95,000	WMG Acquisition Corp *	94,525
	9.50% June 15, 2016
		$3,017,530

Building Materials --- 1.22%
215,000	AMH Holdings Inc	94,600
	11.25% March 1, 2014
685,000	Associated Materials Inc	599,375
	9.75% April 15, 2012
2,000,000	NTK Holdings Inc **	160,000
	Step Bond 0% - 10.75%
	18.98% March 1, 2014
70,000	Owens Corning Inc	67,898
	9.00% June 15, 2019
		$921,873

Chemicals --- 0.84%
265,000	Ashland Inc *	275,600
	9.13% June 1, 2017
705,000	Georgia Gulf Corp ~	70,500
	10.75% October 15, 2016
360,000	Lyondell Chemical Co	160,200
	15.35% December 20, 2014
90,000	Methanex Corp	85,950
	8.75% August 15, 2012
50,000	Westlake Chemical Corp	43,750
	6.63% January 15, 2016
		$636,000

Computer Hardware & Systems --- 0.06%
60,000	Activant Solutions Inc	46,350
	9.50% May 1, 2016
		$46,350

Computer Software & Services --- 0.39%
320,000	SunGard Data Systems Inc	295,600
	10.25% August 15, 2015
		$295,600

Containers --- 1.15%
145,000	BWAY Corp *	144,638
	10.00% April 15, 2014
65,000	Graham Packaging Co LP	60,450
	9.88% October 15, 2014
105,000	Graham Packaging Co LP	101,325
	8.50% October 15, 2012
130,000	Rock-Tenn Co	132,275
	9.25% March 15, 2016
200,000	Smurfit Kappa Treasury Funding Ltd	143,000
	7.50% November 20, 2025
115,000	Solo Cup Co *	115,287
	10.50% November 1, 2013
210,000	Solo Cup Co	172,200
	8.50% February 15, 2014
		$869,175

Distributors --- 0.45%
301,000	Ashtead Capital Inc *	255,097
	9.00% August 15, 2016
100,000	Ashtead Holdings PLC *	85,250
	8.63% August 1, 2015
		$340,347

Electric Companies --- 4.43%
725,000	Edison Mission Energy	464,000
	7.63% May 15, 2027
210,000	Edison Mission Energy	156,450
	7.20% May 15, 2019
3,385,800	Energy Future Holdings Corp	2,065,338
	11.25% November 1, 2017
1,066,812	Texas Competitive Electric Holdings Co LLC	490,734
	10.50% November 1, 2016
180,000	Texas Competitive Electric Holdings Co LLC	112,050
	10.25% November 1, 2015
70,000	TXU Corp	44,199
	5.55% November 15, 2014
		$3,332,771

Electronics - Semiconductor --- 0.41%
295,000	Freescale Semiconductor Inc	100,300
	10.13% December 15, 2016
255,000	Freescale Semiconductor Inc †	128,775
	8.88% December 15, 2014
125,925	Freescale Semiconductor Inc †	46,592
	9.13% December 15, 2014
70,000	Sensata Technologies BV	34,388
	8.00% May 1, 2014
		$310,055

Financial Services --- 7.73%
280,000	AAC Group Holding Corp *	203,000
	10.25% October 1, 2012
20,000	Bank of America Corp §	16,703
	8.00% Perpetual
370,000	CIT Group Inc §	315,143
	0.76% March 12, 2010
110,000	CIT Group Inc	104,271
	4.13% November 3, 2009
241,000	Ford Motor Credit Co §	209,068
	5.88% June 15, 2011
482,500	Ford Motor Credit Co §	373,334
	3.89% January 13, 2012
460,000	Ford Motor Credit Co	425,524
	9.88% August 10, 2011
1,810,000	Ford Motor Credit Co LLC	1,692,634
	12.00% May 15, 2015
960,000	GMAC LLC *	672,000
	8.00% November 1, 2031
265,000	GMAC LLC *	263,013
	6.50% October 15, 2009
460,000	JPMorgan Chase & Co §	402,546
	7.90% Perpetual
430,000	Leucadia National Corp	389,150
	8.13% September 15, 2015
160,000	Petroplus Finance Ltd *	132,800
	7.00% May 1, 2017
100,000	Petroplus Finance Ltd *	86,000
	6.75% May 1, 2014
214,000	TNK-BP Finance SA *	176,550
	7.88% March 13, 2018
253,000	TNK-BP Finance SA	212,520
	7.88% March 13, 2018
170,000	TNK-BP Finance SA *	144,925
	7.50% July 18, 2016
		$5,819,181

Food & Beverages --- 0.21%
165,000	Dole Food Co Inc	160,875
	8.88% March 15, 2011
		$160,875

Foreign Banks --- 0.71%
310,000	Rabobank Nederland * §	344,875
	11.00% Perpetual
70,000	Royal Bank of Scotland Group PLC	54,870
	5.05% January 8, 2015
160,000	Royal Bank of Scotland Group PLC	131,785
	5.00% November 12, 2013
		$531,530

Gold, Metals & Mining --- 4.25%
650,000	FMG Finance Pty Ltd *	624,000
	10.63% September 1, 2016
380,000	Metals USA Inc	312,075
	11.13% December 1, 2015
1,010,256	Noranda Aluminium Acquisition Corp §	557,364
	5.41% May 15, 2015
710,000	Novelis Inc	539,600
	7.25% February 15, 2015
800,000	Ryerson Inc	652,000
	12.00% November 1, 2015
230,000	Teck Resources Ltd *	247,250
	10.75% May 15, 2019
120,000	Teck Resources Ltd *	125,700
	10.25% May 15, 2016
140,000	Teck Resources Ltd *	144,900
	9.75% May 15, 2014
		$3,202,889

Health Care Related --- 5.74%
620,000	CRC Health Corp	415,400
	10.75% February 1, 2016
200,000	DaVita Inc	188,000
	7.25% March 15, 2015
400,000	DaVita Inc	377,000
	6.63% March 15, 2013
641,000	HCA Inc	634,590
	9.63% November 15, 2016
190,000	HCA Inc	116,680
	7.69% June 15, 2025
500,000	IASIS Healthcare	490,000
	8.75% June 15, 2014
1,695,000	Leiner Health Products Inc ‡ §§ ~	4,238
	11.00% June 1, 2012
294,000	Tenet Healthcare Corp *	295,470
	8.88% July 1, 2019
680,000	Tenet Healthcare Corp *	714,000
	10.00% May 1, 2018
110,000	Tenet Healthcare Corp *	110,825
	9.00% May 1, 2015
702,000	US Oncology Holdings Inc §	591,435
	6.90% March 15, 2012
385,000	US Oncology Inc *	382,112
	9.13% August 15, 2017
		$4,319,750

Homebuilding --- 0.45%
395,000	K Hovnanian Enterprises Inc	341,675
	11.50% May 1, 2013
		$341,675

Household Goods --- 1.42%
55,000	American Greetings Corp	39,325
	7.38% June 1, 2016
385,000	Norcraft Cos LP	381,150
	9.00% November 1, 2011
690,000	Norcraft Holdings LP	645,150
	9.75% September 1, 2012
		$1,065,625

Independent Power Producer --- 3.34%
1,000,000	AES Corp	930,000
	8.00% October 15, 2017
50,000	AES Corp	50,750
	8.88% February 15, 2011
830,000	Dynegy Holdings Inc	646,363
	7.75% June 1, 2019
126,658	Mirant Mid-Atlantic LLC	121,750
	10.06% December 30, 2028
187,851	Mirant Mid-Atlantic LLC	186,442
	9.13% June 30, 2017
245,000	Mirant North America LLC	235,200
	7.38% December 31, 2013
65,000	NRG Energy Inc	61,262
	7.38% January 15, 2017
275,000	Orion Power Holdings Inc	284,625
	12.00% May 1, 2010
		$2,516,392

Insurance Related --- 1.85%
285,000	American International Group Inc	150,012
	5.45% May 18, 2017
200,000	American International Group Inc * §	57,059
	8.18% May 15, 2058
420,000	Fresenius US Finance II Inc *	437,850
	9.00% July 15, 2015
120,000	Metlife Capital Trust IV *	97,200
	7.88% December 15, 2037
375,000	Vanguard Health Holding Co I LLC **	365,625
	Step Bond 0% - 11.25%
	11.16% October 1, 2015
300,000	Vanguard Health Holding Co II LLC	287,250
	9.00% October 1, 2014
		$1,394,996

Investment Bank/Brokerage Firm --- 0.06%
300,000	Lehman Brothers Inc ‡ §§	44,250
	5.25% February 6, 2012
		$44,250

Leisure & Entertainment --- 4.97%
55,000	AMC Entertainment Inc *	51,700
	8.75% June 1, 2019
280,000	Ameristar Casinos Inc *	285,600
	9.25% June 1, 2014
130,000	Boyd Gaming Corp	96,362
	7.13% February 1, 2016
625,000	Caesars Entertainment Inc	518,750
	8.13% May 15, 2011
185,000	Fontainebleau Las Vegas * ‡ §§	6,938
	10.25% June 15, 2015
151,000	Harrah's Operating Co Inc †	73,235
	10.75% February 1, 2016
34,000	Harrah's Operating Co Inc *	19,550
	10.00% December 15, 2018
490,000	Harrahs Operating Escrow LLC *	463,050
	11.25% June 1, 2017
615,000	Indianapolis Downs LLC/Indiana Downs Capital Corp * †	476,625
	11.00% November 1, 2012
805,000	Inn of the Mountain Gods ‡	322,000
	12.00% November 15, 2010
30,000	MGM MIRAGE *	31,125
	10.38% May 15, 2014
70,000	MGM MIRAGE *	74,200
	11.13% November 15, 2017
15,000	MGM MIRAGE	13,613
	8.50% September 15, 2010
670,000	MGM MIRAGE †	536,000
	8.38% February 1, 2011
310,000	Mohegan Tribal Gaming	302,250
	6.38% July 15, 2009
275,000	Quapaw Downstream Development *	148,500
	12.00% October 15, 2015
295,000	Snoqualmie Entertainment Authority * §	141,600
	5.38% February 1, 2014
470,000	Station Casinos Inc ~	162,150
	6.00% April 1, 2012
975,000	Station Casinos Inc ~	19,500
	6.50% February 1, 2014
		$3,742,748

Machinery --- 0.41%
220,000	American Railcar Industries Inc	191,950
	7.50% March 1, 2014
60,000	Terex Corp	60,000
	10.88% June 1, 2016
70,000	Terex Corp	53,813
	8.00% November 15, 2017
		$305,763

Medical Products --- 1.19%
580,000	Biomet Inc	561,150
	10.38% October 15, 2017
215,000	Universal Hospital Services Inc	202,638
	8.50% June 1, 2015
160,000	Universal Hospital Services Inc §	128,800
	4.64% June 1, 2015
		$892,588

Miscellaneous --- 0.07%
15,000	American Achievement Corp *	14,025
	8.25% April 1, 2012
35,000	Kansas City Southern Railway Co	38,500
	13.00% December 15, 2013
		$52,525

Oil & Gas --- 12.63%
330,000	Atlas Pipeline Partners LP	226,050
	8.75% June 15, 2018
890,000	Belden & Blake Corp	720,900
	8.75% July 15, 2012
195,000	Berry Petroleum Co Class A	196,950
	10.25% June 1, 2014
295,000	Chesapeake Energy Corp	262,550
	6.38% June 15, 2015
560,000	Chesapeake Energy Corp	487,200
	7.25% December 15, 2018
215,000	Chesapeake Energy Corp	178,450
	6.25% January 15, 2018
130,000	Compagnie Generale de Geophysique-Veritas *	129,675
	9.50% May 15, 2016
220,000	Complete Production Services Inc	188,100
	8.00% December 15, 2016
835,385	Corral Petroleum Holdings AB * §	484,524
	2.63% April 15, 2010
945,000	El Paso Corp	767,009
	7.80% August 1, 2031
235,000	El Paso Corp	258,500
	12.00% December 12, 2013
70,000	Encore Acquisition Co	68,950
	9.50% May 1, 2016
155,000	Enterprise Products Operating LLC §	114,312
	7.03% January 15, 2068
260,000	Enterprise Products Operating LLC §	209,300
	8.38% August 1, 2066
400,000	EXCO Resources Inc	388,000
	7.25% January 15, 2011
295,000	Forest Oil Corp *	289,837
	8.50% February 15, 2014
495,000	International Coal Group Inc	348,975
	10.25% July 15, 2014
330,000	Key Energy Services Inc	291,225
	8.38% December 1, 2014
195,000	Mariner Energy Inc	161,850
	8.00% May 15, 2017
180,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp	155,700
	8.75% April 15, 2018
280,000	OPTI Canada Inc	184,800
	8.25% December 15, 2014
45,000	OPTI Canada Inc	29,138
	7.88% December 15, 2014
400,000	Parallel Petroleum Corp	288,000
	10.25% August 1, 2014
180,000	Petrohawk Energy Corp	179,100
	9.13% July 15, 2013
285,000	Plains Exploration & Production Co	292,838
	10.00% March 1, 2016
220,000	Quicksilver Resources Inc	195,800
	8.25% August 1, 2015
150,000	Quicksilver Resources Inc	155,250
	11.75% January 1, 2016
840,000	SandRidge Energy Inc	753,900
	8.63% April 1, 2015
40,000	SandRidge Energy Inc *	34,200
	8.00% June 1, 2018
660,000	SemGroup LP * ‡ §§ ~	26,400
	8.75% November 15, 2015
500,000	Stallion Oilfield Services Ltd §	153,750
	5.67% February 1, 2015
190,000	Stone Energy Corp	119,700
	6.75% December 15, 2014
60,000	Targa Resources Partners LP	50,850
	8.25% July 1, 2016
485,869	Turbo Beta Ltd ~	347,396
	3.89% March 15, 2018
635,000	VeraSun Energy Corp ‡ §§	73,819
	9.38% June 1, 2017
425,000	W&T Offshore Inc *	327,250
	8.25% June 15, 2014
400,000	Whiting Petroleum Corp	371,000
	7.00% February 1, 2014
		$9,511,248

Paper & Forest Products --- 3.35%
1,105,000	Abitibi-Consolidated Co of Canada * ‡ §§	1,016,600
	13.75% April 1, 2011
960,000	Appleton Papers Inc ~	326,400
	9.75% June 15, 2014
90,000	Appleton Papers Inc ~	58,500
	8.13% June 15, 2011
460,000	Georgia-Pacific LLC *	446,200
	8.25% May 1, 2016
55,000	NewPage Corp	26,400
	10.00% May 1, 2012
680,000	NewPage Corp §	333,207
	7.28% May 1, 2012
718,370	NewPage Holding Corp §	82,612
	8.58% November 1, 2013
30	Verso Paper Holdings LLC ‡‡	-
	7.28% February 1, 2013
250,000	Verso Paper Holdings LLC *	228,750
	11.50% July 1, 2014
		$2,518,669

Printing & Publishing --- 0.59%
580,000	Cengage Learning Acquisitions Inc * **	423,400
	Step Bond 0% - 13.25%
	21.22% July 15, 2015
800,000	Idearc Inc ‡ §§	21,000
	8.00% November 15, 2016
		$444,400

Railroads --- 2.33%
840,000	Kansas City Southern de Mexico SA de CV	798,000
	9.38% May 1, 2012
400,000	Kansas City Southern de Mexico SA de CV	344,000
	7.63% December 1, 2013
225,000	Kansas City Southern de Mexico SA de CV	189,000
	7.38% June 1, 2014
435,000	RailAmerica Inc *	419,775
	9.25% July 1, 2017
		$1,750,775

Real Estate --- 1.44%
208,000	Ashton Woods USA LLC * ** ~	78,000
	Step Bond 0% - 11.00%
	24.84% June 30, 2012
350,000	Forest City Enterprises Inc	220,500
	7.63% June 1, 2015
85,000	Host Marriott LP REIT	73,525
	6.38% March 15, 2015
265,000	Realogy Corp	74,200
	12.38% April 15, 2015
46,041	Realogy Corp	14,503
	11.00% April 15, 2014
590,000	Realogy Corp	255,175
	10.50% April 15, 2014
60,000	Ventas Inc *	56,925
	3.88% November 15, 2011
345,000	Ventas Realty LP	309,637
	6.75% April 1, 2017
		$1,082,465

Restaurants --- 1.33%
600,000	Buffets Inc ‡ §§ ‡‡ ~	–
	12.50% November 1, 2014
145,000	El Pollo Loco Inc *	148,625
	11.75% December 1, 2012
475,000	El Pollo Loco Inc	380,000
	11.75% November 15, 2013
470,000	Sbarro Inc †	286,700
	10.38% February 1, 2015
195,000	Wendy's/Arby's Restaurants LLC *	186,469
	10.00% July 15, 2016
		$1,001,794

Retail --- 1.86%
505,000	Blockbuster Inc †	242,400
	9.00% September 1, 2012
55,000	Dollar General Corp	59,400
	11.88% July 15, 2017
160,000	Dollar General Corp	172,800
	10.63% July 15, 2015
110,000	Eye Care Centers of America Inc	110,000
	10.75% February 15, 2015
85,000	Inergy LP/Inergy Finance Corp	80,962
	8.25% March 1, 2016
35,000	Limited Brands Inc *	33,533
	8.50% June 15, 2019
240,000	Michaels Stores Inc †	201,600
	10.00% November 1, 2014
409,750	Neiman Marcus Group Inc	241,753
	9.00% October 15, 2015
425,000	Neiman Marcus Group Inc	257,125
	7.13% June 1, 2028
		$1,399,573

Savings & Loans --- 0.09%
80,000	Ocwen Capital Trust I	66,800
	10.88% August 1, 2027
		$66,800

Specialized Services --- 6.62%
790,000	Affinion Group Inc	675,450
	11.50% October 15, 2015
120,000	Affinion Group Inc	111,000
	10.13% October 15, 2013
365,000	CCM Merger Inc *	251,850
	8.00% August 1, 2013
165,000	Ceridian Corp	119,006
	12.25% November 15, 2015
150,000	Ceridian Corp	125,437
	11.25% November 15, 2015
165,000	Compagnie Generale de Geophysique SA	151,388
	7.50% May 15, 2015
255,000	DI Finance/DynCorp International LLC	246,075
	9.50% February 15, 2013
875,000	Education Management LLC	855,312
	10.25% June 1, 2016
360,000	First Data Corp *	255,600
	9.88% September 24, 2015
260,000	H&E Equipment Services Inc	208,650
	8.38% July 15, 2016
50,000	Hertz Corp †	44,388
	10.50% January 1, 2016
666,799	Penhall International Corp §	166,700
	9.26% March 31, 2012
700,000	Penhall International Corp * ~	252,000
	12.00% August 1, 2014
75,000	R H Donnelley Corp ‡ §§	3,844
	8.88% January 15, 2016
500,000	Rental Services Corp	385,000
	4.53% November 30, 2013
15,000	RSC Equipment Rental Inc *	14,598
	10.00% July 15, 2017
240,000	RSC Equipment Rental Inc	192,600
	9.50% December 1, 2014
290,000	Service Corp International	227,650
	7.50% April 1, 2027
50,000	US Investigations Services Inc *	40,750
	10.50% November 1, 2015
470,000	US Investigations Services Inc *	361,900
	11.75% May 1, 2016
300,000	Visant Holding Corp	294,750
	8.75% December 1, 2013
		$4,983,948

Telephone & Telecommunications --- 9.86%
450,000	ALLTELL Communications Inc *	536,477
	10.38% December 1, 2017
170,000	CC Holdings GS V LLC *	165,750
	7.75% May 1, 2017
160,000	Cincinnati Bell Telephone Co LLC	99,200
	6.30% December 1, 2028
140,000	Cricket Communications Inc *	134,750
	7.75% May 15, 2016
1,035,000	Hawaiian Telcom Communications Inc ‡ §§ ~	104
	12.50% May 1, 2015
270,000	Intelsat Bermuda Ltd	275,400
	11.25% June 15, 2016
360,000	Intelsat Corp *	348,300
	9.25% August 15, 2014
615,000	Intelsat Intermediate Holding Co Ltd * **	550,425
	Step Bond 0% - 9.50%
	10.77% February 1, 2015
395,000	Intelsat Jackson Holdings Ltd *	387,100
	11.50% June 15, 2016
100,000	Intelsat Jackson Holdings Ltd *	100,500
	9.50% June 15, 2016
210,000	iPCS Inc §	165,900
	3.15% May 1, 2013
215,000	Level 3 Financing Inc	176,300
	9.25% November 1, 2014
815,000	Level 3 Financing Inc	774,250
	12.25% March 15, 2013
55,000	MetroPCS Wireless Inc *	54,450
	9.25% November 1, 2014
55,000	MetroPCS Wireless Inc	54,656
	9.25% November 1, 2014
200,000	NTL Cable PLC	192,500
	9.13% August 15, 2016
1,385,000	Sprint Capital Corp	1,114,925
	8.75% March 15, 2032
140,000	Sprint Capital Corp	99,400
	6.88% November 15, 2028
710,000	True Move Co Ltd *	543,150
	10.75% December 16, 2013
125,000	Virgin Media Finance PLC	123,125
	9.50% August 15, 2016
850,000	Virgin Media Inc *	658,750
	6.50% November 15, 2016
410,000	Wind Acquisition Finance SA *	410,000
	10.75% December 1, 2015
480,000	Windstream Corp	459,600
	8.63% August 1, 2016
		$7,425,012

Textiles --- 0.64%
495,000	Oxford Industries Inc *	482,006
	11.38% July 15, 2015
		$482,006

Tobacco --- 1.00%
310,000	Alliance One International Inc *	293,725
	10.00% July 15, 2016
240,000	Alliance One International Inc	237,000
	8.50% May 15, 2012
215,000	Alliance One International Inc	224,675
	11.00% May 15, 2012
		$755,400

Transportation --- 1.68%
225,000	GulfMark Offshore Inc	205,875
	7.75% July 15, 2014
690,000	Horizon Lines Inc	483,862
	4.25% August 15, 2012
535,000	Saint Acquisition Corp *	187,250
	12.50% May 15, 2017
130,000	Saint Acquisition Corp * † §	42,900
	8.63% May 15, 2015
350,000	Teekay Shipping Corp	347,375
	8.88% July 15, 2011
		$1,267,262

Utilities --- 1.10%
230,000	Dynegy-Roseton/Danskammer LLC	201,825
	7.67% November 8, 2016
100,000	Southern Natural Gas Co	105,812
	8.00% March 1, 2032
570,000	Suburban Propane Partners LP	524,400
	6.88% December 15, 2013
		$832,037

TOTAL BONDS --- 95.50%		$71,909,908
(Cost $89,473,384)

COMMON STOCK

Shares		Value ($)

Broadcast/Media --- 0.00%
10,766	CMP Susquehanna Radio Holdings Corp * ††	296
		$296

Restaurants --- 0.00%
507	Buffets Restaurants Holdings Inc †† ‡‡	–
1,147	Buffets Restaurants Holdings Inc ††	1,032
		$1,032

TOTAL COMMON STOCK --- 0.00%		$1,328
(Cost $313)

PREFERRED STOCK

Par Value ($)		Value ($)

Agency --- 0.02%
13,425	Fannie Mae Series S	17,989

Broadcast/Media --- 0.01%
9,422	CMP Susquehanna Radio Holdings Corp * ††	4,004
1	ION Media Networks Inc †† ‡‡	–
		$4,004

Financial Services --- 0.76%
580	Bank of America Corp †	478,500
216	Preferred Blocker Inc *	92,894
		$571,394

TOTAL PREFERRED STOCK --- 0.79%		$593,387
(Cost $931,344)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)
3,199,949	BNP Paribas Securities Corp	3,199,949
	Repurchase Agreement
	0.05% July 1, 2009

TOTAL SECURITIES LENDING COLLATERAL --- 4.25%		$3,199,949
(Cost $3,199,949)

OTHER ASSETS & LIABILITIES --- (0.54%)		$(408,763)

TOTAL MAXIM HIGH YIELD BOND PORTFOLIO --- 100%		$75,295,809
(Cost $93,604,990)

Legend

*	Securities are registered pursuant to Rule 144A and may be deemed restricted for resale.
†	A portion or all of the security is on loan at June 30, 2009.
‡	Security in default at June 30, 2009.
§	Represents the current interest rate for variable rate security.
§§	Security in bankruptcy at June 30, 2009.
~	Illiquid Security
**	Denotes a step bond: a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at June 30, 2009.
‡‡	Security has no market value at June 30, 2009.
REIT	Real Estate Investment Trust
††	Non-income Producing Security

For Fund compliance purposes, management determines the Fund's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.  These industry classifications are unaudited.

See Notes to Financial Statements.

SHAREHOLDER EXPENSE EXAMPLE
Maxim High Yield Bond Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 31, 2008 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(12/31/2008)	(06/30/09)	(12/31/08-06/30/09)

Actual	$1,000.00	$1,270.09	$6.19

Hypothetical
(5% return before expenses)	$1,000.00	$1,019.34	$5.51

*Expenses are equal to the Portfolio's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Availability of Quarterly Portfolio Schedule.
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Agreement Approval

The Board of Directors (the "Board") of the Fund, including the Directors who are not interested persons of the Fund (the "Independent Directors"), at a meeting held on April 23, 2009 (the "Meeting"), approved the continuation of (i) the investment advisory agreement (the "Advisory Agreement") between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM"), and (ii) the investment sub-advisory agreements (the "Sub-Advisory Agreements") between the Fund, MCM and each of the following Sub-Advisers:

Sub-Adviser	Portfolio
AllianceBernstein L.P.	Maxim Bernstein International Equity Portfolio

Ariel Investments, LLC	Maxim Ariel Small-Cap Value Portfolio Maxim Ariel MidCap Value Portfolio

Federated Investment Management Company	Maxim Federated Bond Portfolio

Goldman Sachs Asset Management, L.P.	Maxim MidCap Value Portfolio

Invesco Global Asset Management (N.A.), Inc.	Maxim Invesco ADR Portfolio

Invesco Institutional (N.A.), Inc.	Maxim Small-Cap Value Portfolio

Franklin Advisers, Inc.	Maxim Global Bond Portfolio

Janus Capital Management LLC	Maxim Janus Large Cap Growth Portfolio

Loomis, Sayles & Company, L.P.	Maxim Loomis Sayles Bond Portfolio Maxim Loomis Sayles Small-Cap Value Portfolio

Massachusetts Financial Services Company	Maxim MFS International Growth Portfolio

Mellon Capital Management Corporation	Maxim Index 600 Portfolio Maxim Stock Index Portfolio Maxim S&P 500 Index® Portfolio

Silvant Capital Management LLC	Maxim Small-Cap Growth Portfolio

T. Rowe Price Associates, Inc.	Maxim T. Rowe Price MidCap Growth Portfolio Maxim T. Rowe Price Equity/Income Portfolio

Western Asset Management Company	Maxim High Yield Bond Portfolio

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations.  MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund.  In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval.  Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security.  MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

On March 17, 2009, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements").  The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.  The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.  In their deliberations, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole.  Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.  The principal factors and conclusions that formed the basis for the Directors' determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers.  Among other things, the Board considered each adviser's personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolios.  The Board also considered each adviser's reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the adviser's practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.  Consideration also was given to the fact that the Board meets with representatives of the advisers at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account.  The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance

The Board considered the investment performance of each Portfolio.  The Board reviewed performance information for each Portfolio as compared against various benchmarks and the performance of similar funds.  For Portfolios other than the Index Portfolios, this information included, to the extent applicable, annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2008, calendar year returns for the five-year period ended December 31, 2008, and risk-adjusted performance measures.  In addition, for Portfolios other than the Index Portfolios and the Profile Portfolios (for which Morningstar performance information is not provided), this information also included the Portfolios' Morningstar category and overall ratings and a rolling quarterly analysis of long-term performance relative to the applicable Morningstar category.  The Board also considered the composition of each Portfolio's "peer" group of funds, as determined by MCM based on funds of similar size and investment style from within, to the extent applicable, the Portfolio's Morningstar category.  In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups.

For Portfolios other than the Index Portfolios and Profile Portfolios, the Board assessed performance based principally on the long-term rolling quarterly analysis for each Portfolio in which each quarter's performance is, in turn, based on a composite of the Portfolio's 3-, 5- and 10-year annualized returns, 3- and 5-year risk-adjusted performance, and Morningstar rating.  For purposes of its annual review of advisory contracts, the Board generally considered a Portfolio to have performed satisfactorily unless the Portfolio has had a history of persistent underperformance based on the Portfolio's long-term rolling analysis.  In this regard, the Board noted that the Maxim Ariel Small-Cap Value Portfolio, Maxim Ariel MidCap Value Portfolio, Maxim Bernstein International Equity Portfolio, Maxim High Yield Bond Portfolio, and Maxim Small-Cap Growth Portfolio fell below the Portfolio quantitative benchmark for long-term performance.  With regard to the Ariel Portfolios, the Board considered the factors attributing to the Portfolios' performance, the current market for the Portfolios' shares, and the Portfolios’ position in the Fund's overall Portfolio lineup, and concluded that, despite the Portfolios' underperformance, there is a market for the Portfolios' shares.  With regard to the Maxim Bernstein International Equity Portfolio, the Board was advised that MCM was in the process of recommending a replacement sub-adviser.  Regarding the Maxim High Yield Bond Portfolio, the Board noted that they had previously authorized MCM to take steps to replace the Portfolio’s sub-adviser and that it would be necessary to continue the sub-advisory agreement with the current sub-adviser until the sub-advisory agreement with the new sub-adviser became effective.  Finally, with regard to the Maxim Small-Cap Growth Portfolio, the Board considered the factors attributing to the Portfolio's performance, recent changes in the management of the Sub-Adviser, and the fact that the Portfolio had performed as well as or better than its Morningstar category over the most recent two calendar years, and concluded that it was satisfied with the current performance of the Portfolio.  As to the remaining Portfolios (other than the Index Portfolios and the Profile Portfolios), the Board determined that it was satisfied with investment performance.

The Board also reviewed the performance of each Index Portfolio as compared against the performance of the index or composite index the Portfolio is designed to track and the performance of the Profile Portfolios as compared against the performance of similarly managed funds, and concluded that it was satisfied with the investment performance of the Index Portfolios and the Profile Portfolios.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and the Sub-Advisers from their relationships with the Portfolios.  With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers.  In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio's Morningstar category, to the extent applicable.  With the exception of the Index and Profile Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio.  Based on the information provided, the Board noted that the Portfolios' management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range.  The Board also noted that the total annual operating expense ratios of the Portfolios (other than the Index and Profile Portfolios) were within the range of annual expense ratios of similar funds, and that the Portfolios' expense ratios were generally near or lower than the median expense ratio for the applicable Morningstar fund category, with the exception of the Maxim Global Bond Portfolio which, relative to the other Portfolios, had an expense ratio that was notably higher than the median expense ratio for its Morningstar category.  Additionally, the Board considered the fact that MCM charged higher advisory fees to certain internally managed Maxim Bond Portfolios than to certain similarly managed institutional bond portfolios, as well as the differences in the nature and extent of the services provided and the risks assumed by MCM in connection with those Maxim accounts and the similarly managed institutional accounts, as presented by MCM.  With respect to the Index and Profile Portfolios, the Board noted that the Portfolios' total expense ratios were within the range of those of similar funds, even though the expense ratio for the Maxim Bond Index Portfolio was at the higher end of the range.  With respect to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations, since none of the Sub-Advisers is an affiliate of MCM.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent practicable, by the Sub-Advisers.  The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers.  In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser's organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser's assumptions regarding allocations of revenue and expenses.  Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if applicable, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors.  In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets.  The Board also noted that most of the Portfolios had experienced a significant reduction in assets under management due primarily to the general market declines stemming from the economic crisis and other adverse market developments in 2008.  Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board.  In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Portfolio's brokerage to such brokers.  The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services.  Additionally, the Board considered the extent to which the Profile Funds may invest in certain fixed interest contracts issued and guaranteed by MCM's parent company, Great-West Life & Annuity Insurance Company, and the benefits derived or to be derived by GWL&A from such investments.  The Board concluded that the Portfolios' management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.	CODE OF ETHICS.

Not required in filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:	August 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:	August 25, 2009

By:	/s/ M.C. Maiers
M.C. Maiers
Treasurer & Investment Compliance Officer

Date:	August 25, 2009